Earnings per Share (EPS)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings Per Share ("EPS")
39. EARNINGS PER SHARE (“EPS”)

(1)
Basic EPS is calculated by dividing net income attributable to common shareholders by weighted-average number of common shares outstanding (Unit: Korean Won in millions, except for EPS and number of shares):

	For the years ended December 31
	2022	2023	2024
Net income attributable to common shareholders	3,186,772	2,506,296	3,085,995
Dividends to hybrid securities	(91,756)	(131,148)	(158,682)
Net income attributable to common shareholders	3,095,016	2,375,148	2,927,313
Weighted average number of common shares outstanding (Unit: million shares)	728	735	741
Basic EPS (Unit: Korean Won)	4,251	3,230	3,950

(2)	The weighted average number of common shares outstanding is as follows (Unit: number of shares, days):

	For the year ended December 31, 2023
	Number of shares	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the period	728,060,549	265,742,100,385
Treasury stocks	(343,991)	(125,556,715)
Acquisition and retirement of treasury stock etc.	(13,500,691)	(2,104,222,930)
Acquisition of treasury stock (odd-lot stock at comprehensive share exchange)	(51,621)	(6,504,246)
Disposal of treasury stock	1,883,007	171,193,865
Issuance of new shares (comprehensive share exchange)	32,474,711	4,741,307,806

Sub-total (①)		268,418,318,165

Weighted average number of common shares outstanding (②=(①/365))		735,392,653

	For the year ended December 31, 2024
	Number of shares	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the period	751,949,461	275,213,502,726
Treasury stocks	(3,427,497)	(1,254,463,902)
Acquisition of treasury stock	(9,359,809)	(2,742,480,364)
Disposal of treasury stock	347,070	89,415,280

Sub-total (①)		271,305,973,740

Weighted average number of common shares outstanding (②=(①/366))		741,273,152

Diluted EPS is equal to basic EPS because there is no
dilution
effect for the years ended December 31, 2023 and 2024.